Sales (Tables)	12 Months Ended
Dec. 31, 2025
Sales [Abstract]
Schedule of Analysis of Sale

An analysis of sales is set out below:

	Years ended December 31,
	2025	2024
Revenue recognised at point in time
Virtual reality and Augment Reality	$—	$1,204,348
Total solutions	1,846,277	1,332,609
Miscellaneous	15,954	4,253

Revenue recognised over time
Consultancy and market research	—	220,588
	$1,862,231	$2,761,798